UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

The Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: February 28

Date of reporting period: May 31, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 5/31/10 is included with this Form.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	May 31, 2010

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (98.7%)

	ARIZONA (2.5%)
$2,000,000	Mesa Utility Systems, Revenue Bonds, 4.88%, 7/1/32	Aa2		$2,059,900

	ARKANSAS (1.6%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA/ADED Guaranteed:
300,000	4.25%, 3/1/15	A	*	309,984
500,000	4.30%, 3/1/16	A	*	510,410
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, ERP Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		515,075
				1,335,469

	CALIFORNIA (5.8%)
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa3		283,012
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, FSA Insured, 0.00%, 8/1/30 (1)	Aa3		158,135
635,000	Folsom Cordova California Unified School District, School Facilities Improvement District No. 3, General Obligation Unlimited, Capital Appreciation, Election of 2007, Ser. A, MBIA Insured, 0.00%, 10/1/21 (1)	A1		333,661
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	Aa3		253,094
2,200,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. A-1, NATL-RE Insured, 4.50%, 1/1/28	Aa2		2,134,814
775,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. B, 4.00%, 7/1/18	Aa2		811,673
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25	Aa2		898,554
				4,872,943

	COLORADO (1.4%)
1,000,000	Larimer County Colorado School District No. R-1 Poudre, General Obligation Unlimited, 5.75%, 12/15/21**			1,162,280

	FLORIDA (4.0%)
685,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured, 4.50%, 7/1/18	A2		709,366
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, MBIA Insured, 5.00%, 7/1/22	Aa2		442,896
350,000	Miami-Dade County Florida Aviation Revenue, Refunding Bonds, Miami International Airport, MBIA-RE FGIC Insured, 5.75%, 10/1/17	A2		361,722
1,000,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2		1,055,110
250,000	Orlando Florida Capital Improvement Special Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/15	Aa2		284,500
465,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21	A1		492,309
				3,345,903

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

	GEORGIA (0.6%)
$500,000	Municipal Electric Authority of Georgia, Revenue Bonds, Ser. A, 5.00%, 11/1/24	A1	$539,170

	ILLINOIS (10.0%)
1,000,000	Chicago Illinois General Obligation Unlimited, Project & Refunding, Ser. A, FSA Insured, 5.00%, 1/1/22	Aa2	1,070,300
2,660,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa3	2,850,616
1,000,000	Illinois Finance Authority Revenue, Refunding Bonds, Shedd Aquarium Society, AMBAC Insured, 5.25%, 7/1/23	A1	1,047,640
3,215,000	Northern Illinois Municipal Power Agency, Power Project Revenue, Refunding Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	A2	3,487,117
			8,455,673

	INDIANA (5.3%)
2,005,000	Brownsburg Indiana 1999 School Building Corporation, Revenue Refunding Bonds, First Mortgage, Ser. B, FSA State Aid Withholding Insured, 5.00%, 7/15/24	AAA *	2,104,568
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, MBIA Insured, 5.00%, 7/15/21	Baa1	1,715,472
	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, MBIA Insured:
210,000	5.00%, 7/15/22	Baa1	220,181
440,000	5.00%, 7/15/23	Baa1	459,356
			4,499,577

	KANSAS (0.6%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa	514,990

	MARYLAND (4.1%)
1,000,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa	1,068,720
2,000,000	Maryland State, Refunding Bonds, General Obligation Unlimited, Ser. B, 5.00%, 3/1/19	Aaa	2,371,500
			3,440,220

	MASSACHUSETTS (5.0%)
3,000,000	Massachusetts Bay Transportation Authority, Revenue Bonds, Ser. B, NATL-RE Insured, 5.50%, 7/1/29	Aa1	3,592,230
500,000	Massachusetts State Consolidated Loan, General Obligation Unlimited, Ser. A, 5.00%, 3/1/16	Aa1	576,310
			4,168,540

	MICHIGAN (2.8%)
2,135,000	Detroit Michigan Sewage Disposal Revenue Bonds, Refunding, Senior Lien, Ser. A, AGC-ICC MBIA Insured, 5.25%, 7/1/22	Aa3	2,244,440
65,000	State Building Authority, State Police Commission System, Revenue Bonds, MBIA Insured, 4.65%, 10/1/19	A1	66,470
			2,310,910

The Value Line Tax Exempt Fund, Inc.

May 31, 2010

Principal Amount		Rating (unaudited)	Value

	MISSISSIPPI (2.5%)
$2,120,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2	$2,129,413

	MISSOURI (1.2%)
1,000,000	Bi-State Development Agency Missouri Illinois Metropolitan District Mass Transaction Sales Tax, Revenue Bonds, Remk-Metrolink Cross Country Project, FSA Insured, 5.00%, 10/1/21	Aa3	1,047,360

	NEVADA (3.8%)
1,820,000	Clark County Nevada Airport Revenue, Refunding Bonds, Jet Aviation Fuel Tax, Ser. C, AMBAC Insured, 5.38%, 7/1/16	A1	1,894,711
1,300,000	Clark County Nevada Improvement District, Special Location Improvement District No. 112, 5.00%, 8/1/34	Aaa	1,308,476
			3,203,187

	NEW JERSEY (2.5%)
2,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 4.00%, 7/1/25	Aaa	2,077,240

	NEW YORK (2.2%)
130,000	New York New York, General Obligation Unlimited, Subser. F-1, 5.00%, 9/1/16	Aa2	146,277
700,000	New York State, General Obligation Unlimited, Ser. A, 3.00%, 3/1/16	Aa2	733,096
1,000,000	Westchester County New York, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aaa	1,005,660
			1,885,033

	NEW YORK CITY (4.3%)
3,000,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2	3,044,790
250,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. S-1, 5.00%, 1/15/14	Aa3	278,278
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2	271,635
			3,594,703

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

	NORTH CAROLINA (1.3%)
$1,000,000	North Carolina State Public Improvement, General Obligation Unlimited, Ser. A, 5.00%, 5/1/13	Aaa		$1,119,320

	NORTH DAKOTA (1.1%)
905,000	Grand Forks North Dakota Health Care Systems Revenue Bonds, MBIA Insured, 5.63%, 8/15/27	Baa1		904,421

	OHIO (3.1%)
2,500,000	Cleveland Ohio Airport System Revenue, Refunding Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	Aa3		2,637,375

	PENNSYLVANIA (1.3%)
1,000,000	Delaware Valley Pennsylvania Regional Finance Authority Local Government Revenue, Revenue Bonds, Extraordinary Redemption Provision, 5.50%, 8/1/18	A2		1,099,710

	PUERTO RICO (1.6%)
1,320,000	Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Refunding Bonds, Ser.L, NATL-RE Insured, 5.25%, 7/1/35	A3		1,357,250

	TEXAS (29.6%)
2,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		2,646,224
1,100,000	Dallas Texas Civic Center, Revenue Bonds, Refunding & Improvement, Assured GTY Insured, 5.00%, 8/15/17	Aa3		1,221,286
	Fort Worth Texas, General Obligation Ltd., Certificates Obligation-Parking:
1,035,000	5.25%, 3/1/26	Aa1		1,116,610
250,000	5.25%, 3/1/27	Aa1		268,330
650,000	5.25%, 3/1/28	Aa1		694,090
2,720,000	Frisco Texas Independent School District, General Obligation Unlimited, School Building, 4.50%, 8/15/40	Aaa		2,702,048
	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A:
945,000	5.00%, 8/15/27	Aa3		1,013,409
1,670,000	5.00%, 8/15/32	Aa3		1,754,168
2,800,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, 4.50%, 8/15/32	AAA *		2,814,924
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured:
280,000	Ser. A, 5.00%, 8/1/16	A	*	286,510
475,000	Ser. B, 5.00%, 8/1/21	A	*	481,018
500,000	Ser. C, 5.00%, 8/1/15	A	*	513,780
19,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA *		3,168,060
2,400,000	Southmost Junior College District Texas, General Obligation Unlimited, MBIA-IL-RE Insured, 5.00%, 2/15/25	Baa1		2,493,672
	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured:
2,015,000	5.25%, 8/1/21	A3		2,145,915
1,105,000	5.25%, 8/1/22	A3		1,170,670
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, 5.00%, 8/15/30	AAA *		398,186
				24,888,900

The Value Line Tax Exempt Fund, Inc.

May 31, 2010

Principal Amount		Rating (unaudited)	Value

	VIRGINIA (0.5%)
$410,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa	$422,255

	TOTAL LONG -TERM MUNICIPAL SECURITIES (2) (98.7%) (Cost $80,830,806)		83,071,742

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)		1,117,057

	NET ASSETS (3) (100.0%)		$84,188,799

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($84,188,799 ÷ 8,706,816 shares outstanding)		$9.67

*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(3)
For federal income tax purposes, the aggregate cost was $80,830,806, aggregate gross unrealized appreciation was $2,356,781, aggregate gross unrealized depreciation was $115,845 and the net unrealized appreciation was $2,240,936.

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Total Municipal Securities	$0	$83,071,742	$0	$83,071,742

Total Investments in Securities	$0	$83,071,742	$0	$83,071,742

For the period ended May 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	July 27, 2010